Earnings/ (Loss) Per Share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic (Loss)/Earnings Per Share Numerator
Profit for the year attributable to owners of the Company		$ (14,815,596)	$ (11,902,687)	$ 1,243,670
Diluted (Loss)/Earnings Per Share Numerator
Profit for the year attributable to owners of the Company		$ (14,815,596)	$ (11,902,687)	$ 1,243,670
Basic (Loss)/Earnings Per Share Denominator
Original shares:	[1]	1,767,821	1,694,489	1,694,489
Additions from actual events:
- Issuance of common stock, weighted	[1]	93,010	55,653
Basic weighted average shares outstanding	[1]	1,860,831	1,750,142	1,694,489
Diluted (Loss)/Earnings Per Share Denominator
Basic weighted average shares outstanding	[1]	1,860,831	1,750,142	1,694,489
Dilutive shares: Potential additions from dilutive events:
- Exercise of investor warrants	[1],[2]
Diluted Weighted Average Shares Outstanding:	[1]	1,860,831	1,750,142	1,694,489
(Loss)/Earnings Per Share
-Basic		$ (7.96)	$ (6.80)	$ 0.73
-Diluted		$ (7.96)	$ (6.80)	$ 0.73
Weighted Average Shares Outstanding
- Basic	[1]	1,860,831	1,750,142	1,694,489
- Diluted	[1]	1,860,831	1,750,142	1,694,489

[1]	The amount of shares and the respective calculations of earnings/(loss) per share have been adjusted according to reverse split effective during the year.
[2]	There were no potential dilutive additions to diluted weighted shares outstanding as a result of the outstanding warrants being out-of-the-money during the periods presented.